UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Real
Return Fund

December 31, 2012

1.825846.107

RRS-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 117,813
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	707,438
CapLease, Inc. 7.5% 10/1/27 (e)		1,042,000	1,042,000
			1,749,438
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	720
TOTAL FINANCIALS			1,750,158
TOTAL CONVERTIBLE BONDS			1,867,971
Nonconvertible Bonds - 2.1%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (e)		595,377	702,548
Household Durables - 0.5%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	209,790
KB Home:
5.875% 1/15/15		284,000	295,360
6.25% 6/15/15		966,000	1,026,375
7.25% 6/15/18		470,000	513,475
8% 3/15/20		140,000	158,550
9.1% 9/15/17		550,000	639,375
Lennar Corp. 5.6% 5/31/15		284,000	302,460
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,290,243
Meritage Homes Corp. 7% 4/1/22		470,000	513,475
Ryland Group, Inc. 8.4% 5/15/17		129,000	153,833
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,691,280
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
10.75% 9/15/16		$ 301,000	$ 373,993
William Lyon Homes, Inc. 8.5% 11/15/20 (e)		95,000	99,750
			7,267,959
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.75% 2/15/18		165,000	145,200
Sears Holdings Corp. 6.625% 10/15/18		127,000	115,570
			260,770
TOTAL CONSUMER DISCRETIONARY			8,231,277
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	526,415
Real Estate Investment Trusts - 0.9%
Camden Property Trust 5% 6/15/15		265,000	288,256
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	241,588
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	692,125
9.625% 3/15/16		526,000	645,570
Duke Realty LP 6.25% 5/15/13		142,000	144,809
Equity One, Inc.:
5.375% 10/15/15		95,000	103,814
6% 9/15/16		189,000	212,773
6.25% 1/15/17		189,000	215,705
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	308,822
6.3% 9/15/16		900,000	1,038,231
7.072% 6/8/15		95,000	106,364
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	197,769
6.5% 1/17/17		119,000	136,025
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	684,573
Hospitality Properties Trust:
5.625% 3/15/17		292,000	322,337
6.7% 1/15/18		189,000	216,929
7.875% 8/15/14		95,000	101,415
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
5.875% 3/15/16		$ 1,954,000	$ 1,954,000
5.95% 10/15/13		662,000	676,068
6.05% 4/15/15		618,000	621,090
7.125% 2/15/18		265,000	268,313
9% 6/1/17		395,000	429,563
National Retail Properties, Inc. 6.875% 10/15/17		379,000	457,021
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	207,428
Potlatch Corp. 7.5% 11/1/19		189,000	206,010
ProLogis LP 7.625% 7/1/17		297,000	347,865
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	234,114
Senior Housing Properties Trust 6.75% 4/15/20		134,000	152,468
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	102,100
5.25% 1/15/16		189,000	208,140
			11,521,285
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	303,351
6% 4/1/16		189,000	212,705
7.5% 5/15/15		95,000	106,661
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	206,955
Colonial Properties Trust:
6.15% 4/15/13		237,000	239,987
6.25% 6/15/14		302,000	321,587
Colonial Realty LP 6.05% 9/1/16		284,000	316,690
First Industrial LP 5.75% 1/15/16		189,000	199,540
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	1,001,560
7.625% 6/1/15		61,000	61,000
Kennedy-Wilson, Inc. 8.75% 4/1/19 (e)		400,000	424,000
Regency Centers LP 5.875% 6/15/17		114,000	131,802
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	511,813
Ventas Realty LP 4% 4/30/19		141,000	151,452
			4,189,103
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		$ 5,128,606	$ 2,923,305
TOTAL FINANCIALS			19,160,108
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	208,163
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		818,000	869,125
TOTAL HEALTH CARE			1,077,288
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (e)		165,000	169,538
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	420,671
TOTAL NONCONVERTIBLE BONDS			29,058,882
TOTAL CORPORATE BONDS (Cost $30,958,810)			30,926,853
U.S. Treasury Inflation Protected Obligations - 29.3%

U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42		7,933,830	8,680,244
1.75% 1/15/28		10,794,366	13,984,227
2% 1/15/26		11,314,383	14,854,832
2.125% 2/15/40		5,660,446	8,291,729
2.125% 2/15/41		7,982,459	11,771,171
2.375% 1/15/25		11,656,983	15,743,538
2.375% 1/15/27		13,519,131	18,648,985
2.5% 1/15/29		4,404,452	6,282,698
3.625% 4/15/28		6,252,834	9,933,473
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
3.875% 4/15/29		$ 8,937,963	$ 14,808,039
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		5,404,433	5,688,162
0.125% 4/15/17		13,799,862	14,763,404
0.125% 1/15/22		16,301,379	17,697,656
0.125% 7/15/22		16,446,465	17,848,237
0.5% 4/15/15		9,934,385	10,364,803
0.625% 4/15/13		902,880	901,908
0.625% 7/15/21		11,465,244	13,033,576
1.125% 1/15/21		14,566,374	17,115,525
1.25% 4/15/14		6,336,237	6,534,179
1.25% 7/15/20		16,432,209	19,491,658
1.375% 7/15/18		6,477,023	7,536,043
1.375% 1/15/20		9,668,039	11,457,134
1.625% 1/15/15		12,148,421	12,907,690
1.625% 1/15/18		7,102,021	8,233,086
1.875% 7/15/15		18,507,109	20,190,345
1.875% 7/15/19		11,109,959	13,519,888
2% 1/15/14		11,023,068	11,380,006
2% 7/15/14		10,742,734	11,336,601
2% 1/15/16		3,945,116	4,375,938
2.125% 1/15/19		8,166,768	9,916,747
2.375% 1/15/17		8,264,495	9,603,335
2.5% 7/15/16		23,058,450	26,511,845
2.625% 7/15/17		7,001,358	8,388,373
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $360,400,909)			401,795,075
Asset-Backed Securities - 1.1%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		41,453	41,453
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5707% 3/23/19 (e)(f)		257,121	251,310
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		420,475	424,512
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.6003% 1/20/37 (e)(f)		213,821	197,249
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		1,145,097	1,007,686
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.6013% 4/7/52 (e)(f)		695,654	633,045
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		$ 284,000	$ 240,578
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	428,692
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		145,705	145,720
Class B2, 1.66% 12/28/35 (e)(f)		143,193	138,897
Class D, 9% 12/28/35 (e)		518,237	329,184
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.81% 6/28/38 (e)(f)		510,000	509,031
Class D, 9% 6/28/38 (e)		1,140,344	764,030
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	359,023
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6765% 11/28/39 (e)(f)		891,893	26,757
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8597% 9/25/46 (e)(f)		750,000	262,500
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		810,194	293,350
Merit Securities Corp. Series 13 Class M1, 7.8888% 12/28/33 (f)		1,900,000	2,051,533
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9865% 8/28/38 (e)(f)		836,000	777,480
Class C1B, 7.696% 8/28/38 (e)		1,211,876	993,739
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		60,893	17,018
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9628% 2/5/36 (e)(f)		303,228	30
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.81% 9/25/26 (e)(f)		568,000	287,408
Series 2006-1A:
Class A1A, 0.57% 9/25/26 (e)(f)		358,259	326,517
Class A1B, 0.64% 9/25/26 (e)(f)		609,000	519,233
Class A2A, 0.53% 9/25/26 (e)(f)		346,330	338,538
Class C 0.84% 9/25/26 (e)(f)		250,000	201,500
Class F, 1.46% 9/25/26 (e)(f)		426,000	319,926
Class G, 1.66% 9/25/26 (e)(f)		296,000	214,896
Class H, 1.96% 9/25/26 (e)(f)		814,000	570,614
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6315% 11/21/40 (e)(f)		$ 2,250,823	$ 2,025,741
Class F, 2.2615% 11/21/40 (e)(f)		1,500,000	270,000
TOTAL ASSET-BACKED SECURITIES (Cost $16,621,381)			14,967,190
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.389% 6/15/22 (e)(f)		300,714	295,591
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6989% 1/25/19 (e)(f)		30,852	12,796
Class B4, 4.6989% 1/25/19 (e)(f)		61,704	19,475
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6187% 4/25/20 (e)(f)		95,000	107,284
Series 2010-K6 Class B, 5.5327% 12/25/46 (e)(f)		189,000	212,106
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		189,000	198,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $730,173)			845,337
Commercial Mortgage Securities - 2.0%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (i)		1,670,973	1,635,335
Banc of America Commercial Mortgage Trust:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		8,431	8,425
Series 2005-1 Class CJ, 5.3621% 11/10/42 (f)		275,000	289,310
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.509% 11/15/15 (e)(f)		2,490,112	2,484,671
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.209% 3/15/22 (e)(f)		498,000	299,309
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.709% 8/15/17 (e)(f)		210,000	215,775
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6193% 3/11/39 (f)		568,000	567,596
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	334,261
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,390,898
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Claregold Trust Series 2007-2A: - continued
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	$ 285,885
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	164,493
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	155,142
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	65,659
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	206,060
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	878,499
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.339% 12/15/20 (e)(f)		379,000	352,885
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		197,137	198,812
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (e)		850,000	785,598
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (e)		189,000	201,279
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	380,925
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7283% 11/10/46 (e)(f)		580,000	603,166
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	456,169
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4366% 6/10/31 (e)(f)		415,168	425,538
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.662% 12/25/43 (f)(h)		1,156,048	183,637
Series K012 Class X3, 2.3658% 1/25/41 (f)(h)		665,148	96,476
Series K013 Class X3, 2.8847% 1/25/43 (f)(h)		1,124,000	195,849
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,054,111	1,059,592
GCCFC Commercial Mortgage Trust sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		189,000	190,545
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (f)		195,347	216,184
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		194,337	198,151
Series 1999-C3 Class J, 6.974% 8/15/36		516,000	508,084
Series 2000-C1 Class K, 7% 3/15/33		33,919	25,789
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (e)(f)		530,000	533,731
Series 2012-GCJ7:
Class C, 5.906% 5/10/45 (f)		500,000	554,684
Class D, 5.906% 5/10/45 (e)(f)		500,000	486,616
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		500,000	502,850
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(f)		$ 641,000	$ 755,386
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,053,406
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(f)		284,000	299,298
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		172,498	177,455
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0828% 6/15/38 (f)		589,000	567,179
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.583% 6/25/43 (e)(f)		365,500	353,738
Series 2011-1 Class B, 5.583% 6/25/43 (e)(f)		443,000	466,371
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		587,481	484,672
Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	60
Class F, 10.813% 5/15/44 (e)		171,201	17
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		135,763	136,442
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	982,304
Series 1997-RR Class F, 7.4009% 4/30/39 (e)(f)		52,266	48,999
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,100	282,434
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	841,574
Series 2011-C2:
Class D, 5.4944% 6/15/44 (e)(f)		358,000	381,424
Class E, 5.4944% 6/15/44 (e)(f)		454,000	443,579
Class F, 5.4944% 6/15/44 (e)(f)		343,000	284,157
Class XB, 0.5393% 6/15/44 (e)(f)(h)		12,067,221	413,713
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (h)		229,534	229,259
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		213,657	271,858
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	490,162
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.784% 7/15/24 (e)(f)		341,000	272,445
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	387,636
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C12 Class D, 5.4859% 7/15/41 (f)		$ 426,000	$ 430,710
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	664,449
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,685,893)			27,856,605
Common Stocks - 13.1%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp. Class A (a)	7,800	300,846
Household Durables - 0.5%
NVR, Inc. (a)	100	92,000
Standard Pacific Corp. (a)	64,400	473,340
Stanley Martin Communities LLC Class B (a)	6,300	5,584,761
		6,150,101
TOTAL CONSUMER DISCRETIONARY		6,450,947
FINANCIALS - 12.2%
Capital Markets - 0.0%
HFF, Inc.	12,100	180,290
Real Estate Investment Trusts - 12.0%
Acadia Realty Trust (SBI)	200,990	5,040,829
Alexandria Real Estate Equities, Inc.	7,285	504,996
American Campus Communities, Inc.	10,800	498,204
American Residential Properties, Inc. (e)	32,900	674,450
American Tower Corp.	10,800	834,516
AmREIT, Inc.	10,700	183,505
Anworth Mortgage Asset Corp.	63,600	367,608
Apartment Investment & Management Co. Class A	89,300	2,416,458
Associated Estates Realty Corp.	15,500	249,860
AvalonBay Communities, Inc.	23,578	3,196,941
Boston Properties, Inc.	49,415	5,228,601
Camden Property Trust (SBI)	86,335	5,888,910
CapLease, Inc.	152,800	851,096
CBL & Associates Properties, Inc.	268,034	5,685,001
Cedar Shopping Centers, Inc.	198,100	1,045,968
Chesapeake Lodging Trust	140,066	2,924,578
CommonWealth REIT	23,900	378,576
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.	99,160	$ 827,986
Cys Investments, Inc.	39,580	467,440
DCT Industrial Trust, Inc.	270,427	1,755,071
DiamondRock Hospitality Co.	22,882	205,938
Douglas Emmett, Inc.	147,530	3,437,449
DuPont Fabros Technology, Inc.	4,700	113,552
Dynex Capital, Inc.	63,900	603,216
EastGroup Properties, Inc.	4,000	215,240
Education Realty Trust, Inc.	326,124	3,469,959
Equity Lifestyle Properties, Inc.	42,400	2,853,096
Equity One, Inc.	135,226	2,841,098
Equity Residential (SBI)	55,439	3,141,728
Essex Property Trust, Inc.	31,658	4,642,646
Excel Trust, Inc.	72,528	918,930
First Potomac Realty Trust	82,600	1,020,936
General Growth Properties, Inc.	119,641	2,374,874
Glimcher Realty Trust	223,498	2,478,593
Hatteras Financial Corp.	8,300	205,923
HCP, Inc.	116,513	5,264,057
Health Care REIT, Inc.	45,375	2,781,034
Highwoods Properties, Inc. (SBI)	109,073	3,648,492
Home Properties, Inc.	51,100	3,132,941
Host Hotels & Resorts, Inc.	150,403	2,356,815
Kimco Realty Corp.	16,226	313,486
Kite Realty Group Trust	133,033	743,654
Lexington Corporate Properties Trust	193,600	2,023,120
LTC Properties, Inc.	17,400	612,306
MFA Financial, Inc.	351,866	2,853,633
Mid-America Apartment Communities, Inc.	5,100	330,225
Monmouth Real Estate Investment Corp. Class A	15,500	160,580
National Retail Properties, Inc.	6,900	215,280
Newcastle Investment Corp.	109,700	952,196
NorthStar Realty Finance Corp.	29,300	206,272
Prologis, Inc.	300,468	10,964,077
Public Storage	72,258	10,474,520
Retail Properties America, Inc.	66,800	799,596
Select Income (REIT)	10,966	271,628
Senior Housing Properties Trust (SBI)	28,800	680,832
Simon Property Group, Inc.	112,380	17,766,154
SL Green Realty Corp.	75,719	5,803,861
Sovran Self Storage, Inc.	9,900	614,790
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc.	66,450	$ 1,194,107
Summit Hotel Properties, Inc.	29,000	275,500
Sun Communities, Inc.	23,470	936,218
Sunstone Hotel Investors, Inc. (a)	231,082	2,474,888
Terreno Realty Corp.	10,200	157,488
Two Harbors Investment Corp.	17,700	196,116
Ventas, Inc.	220,647	14,280,274
Vornado Realty Trust	35,272	2,824,582
Washington (REIT) (SBI)	14,000	366,100
Weyerhaeuser Co.	12,900	358,878
WP Carey, Inc.	7,900	411,985
		163,989,457
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	70,171	1,396,403
Forest City Enterprises, Inc. Class A (a)	81,713	1,319,665
Kennedy-Wilson Holdings, Inc.	17,300	241,854
		2,957,922
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	30,300	572,670
TOTAL FINANCIALS		167,700,339
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	110,972	2,809,811
Capital Senior Living Corp. (a)	12,600	235,494
Emeritus Corp. (a)	125,105	3,092,596
		6,137,901
TOTAL COMMON STOCKS (Cost $179,310,629)		180,289,187
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	526,224
Excel Trust, Inc. 7.00% (e)	43,800	1,100,840
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. Series I, 6.50%	3,800	$ 217,194
Lexington Corporate Properties Trust Series C, 6.50%	13,700	652,942
		2,497,200
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	26,265	665,818
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
AG Mortgage Investment Trust, Inc. 8.00% (a)	12,379	308,856
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	895,840
Series C, 7.625%	2,324	58,332
Series D, 7.50%	11,671	290,258
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,069,605
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	344,500
Apollo Residential Mortgage, Inc. Series A, 8.00%	6,647	164,779
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	96,862
CapLease, Inc. Series B, 8.375%	40,000	1,047,600
CBL & Associates Properties, Inc. 7.375%	10,347	259,192
Cedar Shopping Centers, Inc.:
8.875%	2,158	54,619
Series B, 7.25%	12,171	297,581
CenterPoint Properties Trust Series D, 5.377%	5,280	2,956,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	107,244
Coresite Realty Corp. Series A, 7.25% (a)	11,776	296,873
Cousins Properties, Inc.:
Series A, 7.75%	15,100	381,728
Series B, 7.50%	8,259	206,640
Cys Investments, Inc. Series A, 7.75%	2,162	53,985
DDR Corp. Series J, 6.50%	6,519	159,455
Duke Realty LP Series L, 6.60%	1,034	25,953
Dynex Capital, Inc. Series A, 8.50%	20,755	531,120
Equity Lifestyle Properties, Inc. Series C, 6.75%	25,000	641,250
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc. Series H, 7.125%	1,900	$ 49,248
Excel Trust, Inc. Series B, 8.125%	24,000	625,200
First Potomac Realty Trust 7.75%	22,008	564,945
Glimcher Realty Trust Series G, 8.125%	6,290	158,319
Hatteras Financial Corp. Series A, 7.625%	5,740	143,328
Hersha Hospitality Trust Series A, 8.00%	3,449	87,260
Hospitality Properties Trust Series C, 7.00%	7,491	188,923
Hudson Pacific Properties, Inc. 8.375%	10,200	265,812
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	162,285
Kite Realty Group Trust 8.25%	900	23,085
LaSalle Hotel Properties Series G, 7.25%	16,540	416,146
LBA Realty Fund II Series B, 7.625% (a)	27,795	535,054
Lexington Realty Trust 7.55%	3,785	94,663
MFA Financial, Inc.:
8.00%	11,262	290,109
Series A, 8.50%	71,600	1,838,688
NorthStar Realty Finance Corp. Series C, 8.875% (a)	10,582	260,317
Parkway Properties, Inc. Series D, 8.00%	5,000	125,050
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	297,965
Series B, 8.00%	7,600	197,524
Pennsylvania (REIT) 7.375%	4,082	103,315
Prologis, Inc.:
Series O, 7.00%	100	2,521
Series Q, 8.54%	3,700	230,325
Saul Centers, Inc.:
8.00%	8,600	221,020
Series B (depositary shares) 9.00%	5,600	145,544
Stag Industrial, Inc. Series A, 9.00%	40,000	1,070,400
Summit Hotel Properties, Inc. Series B, 7.875% (a)	9,827	250,589
Sun Communities, Inc. Series A, 7.125%	15,940	398,003
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	213,366
UMH Properties, Inc. Series A, 8.25%	14,000	361,060
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	368,060
		19,937,227
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75% (a)	7,372	$ 184,300
TOTAL FINANCIALS		20,121,527
TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,787,345
TOTAL PREFERRED STOCKS (Cost $31,867,302)		23,284,545
Floating Rate Loans - 0.9%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL	$ 1,500,000	1,500,000
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/49 (c)	3,000,000	1,515,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (f)	1,132,750	1,084,608
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (f)	285,000	287,138
TOTAL CONSUMER DISCRETIONARY		4,386,746
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/2017	3,000,000	3,082,500
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.71% 9/4/19 (f)	185,150	185,150
CityCenter term loan 8.75% 7/1/13 (f)	2,606,094	2,606,094
EOP Operating LP term loan 5.25% 2/5/13 (f)	500,000	485,350
Equity Inns Reality LLC Tranche A, term loan 9.5% 11/4/13 (f)	1,000,000	900,528
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (f)	50,082	48,329
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Credit-Linked Deposit 4.4643% 10/10/16 (f)	$ 34,201	$ 34,372
term loan 4.461% 10/10/16 (f)	472,817	475,181
		4,735,004
TOTAL FINANCIALS		7,817,504
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (f)	91,500	91,957
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	739,140	692,944
TOTAL FLOATING RATE LOANS (Cost $14,392,540)		12,989,151
Commodity Funds - 22.9%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $377,972,729)	29,830,285	313,814,596
Fixed-Income Funds - 25.1%

Fidelity Floating Rate Central Fund (g) (Cost $332,138,253)	3,278,105	344,135,463
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e) (Cost $570,649)	$ 500,000	25,000
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b) (Cost $17,883,828)	17,883,828	$ 17,883,828
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,389,533,096)		1,368,812,830
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,679,542
NET ASSETS - 100%		$ 1,372,492,372
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,296,210 or 2.6% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,635,335 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 1,618,111
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,330
Fidelity Commodity Strategy Central Fund	149,151
Fidelity Floating Rate Central Fund	4,539,287
Fidelity Securities Lending Cash Central Fund	12
Total	$ 4,695,780
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 332,803,865	$ 2,497,392	$ -	$ 313,814,596	63.0%
Fidelity Floating Rate Central Fund	334,845,337	7,752,453	-	344,135,463	21.9%
Total	$ 667,649,202	$ 10,249,845	$ -	$ 657,950,059
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,116,765	$ 1,532,004	$ -	$ 5,584,761
Financials	190,319,066	184,353,814	2,334,002	3,631,250
Health Care	6,137,901	6,137,901	-	-
Corporate Bonds	30,926,853	-	28,003,548	2,923,305
U.S. Government and Government Agency Obligations	401,795,075	-	401,795,075	-
Asset-Backed Securities	14,967,190	-	9,067,638	5,899,552
Collateralized Mortgage Obligations	845,337	-	845,337	-
Commercial Mortgage Securities	27,856,605	-	21,282,482	6,574,123
Floating Rate Loans	12,989,151	-	5,315,207	7,673,944
Fixed-Income Funds	344,135,463	344,135,463	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	17,883,828	17,883,828	-	-
Commodity Funds	313,814,596	313,814,596	-	-
Total Investments in Securities:	$ 1,368,812,830	$ 867,857,606	$ 468,643,289	$ 32,311,935
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,420,737
Total Realized Gain (Loss)	(12,590,682)
Total Unrealized Gain (Loss)	13,771,401
Cost of Purchases	4,618,349
Proceeds of Sales	(8,223,631)
Amortization/Accretion	11,504
Transfers in to Level 3	553,000
Transfers out of Level 3	(3,248,743)
Ending Balance	$ 32,311,935
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2012	$ 795,846

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,405,894,188. Net unrealized depreciation aggregated $37,081,358, of which $77,985,976 related to appreciated investment securities and $115,067,334 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 12/31/12	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Asset-Backed Securities	$ 516,357	Discounted cash flow	Yield	6.1% - 10%	8.8%
		Expected distribution	Recovery rate	100%	100%
Common Stocks	$ 5,584,761	Adjusted book value	Book value multiple	1.0%	1.0%
Corporate Bonds	$ 2,923,305	Discounted cash flow	Yield	30%	30%
Floating Rate Loans	$ 5,688,594	Discounted cash flow	Yield	8.9% - 9.7%	9.3%

For the unobservable inputs listed in the table above, a significant increase in yields could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates or book value multiples could result in a significant increase to the fair value measurement.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.828814.107

ARRS-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 117,813
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	707,438
CapLease, Inc. 7.5% 10/1/27 (e)		1,042,000	1,042,000
			1,749,438
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	720
TOTAL FINANCIALS			1,750,158
TOTAL CONVERTIBLE BONDS			1,867,971
Nonconvertible Bonds - 2.1%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (e)		595,377	702,548
Household Durables - 0.5%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	209,790
KB Home:
5.875% 1/15/15		284,000	295,360
6.25% 6/15/15		966,000	1,026,375
7.25% 6/15/18		470,000	513,475
8% 3/15/20		140,000	158,550
9.1% 9/15/17		550,000	639,375
Lennar Corp. 5.6% 5/31/15		284,000	302,460
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,290,243
Meritage Homes Corp. 7% 4/1/22		470,000	513,475
Ryland Group, Inc. 8.4% 5/15/17		129,000	153,833
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,691,280
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
10.75% 9/15/16		$ 301,000	$ 373,993
William Lyon Homes, Inc. 8.5% 11/15/20 (e)		95,000	99,750
			7,267,959
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.75% 2/15/18		165,000	145,200
Sears Holdings Corp. 6.625% 10/15/18		127,000	115,570
			260,770
TOTAL CONSUMER DISCRETIONARY			8,231,277
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	526,415
Real Estate Investment Trusts - 0.9%
Camden Property Trust 5% 6/15/15		265,000	288,256
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	241,588
Developers Diversified Realty Corp.:
7.5% 7/15/18		563,000	692,125
9.625% 3/15/16		526,000	645,570
Duke Realty LP 6.25% 5/15/13		142,000	144,809
Equity One, Inc.:
5.375% 10/15/15		95,000	103,814
6% 9/15/16		189,000	212,773
6.25% 1/15/17		189,000	215,705
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	308,822
6.3% 9/15/16		900,000	1,038,231
7.072% 6/8/15		95,000	106,364
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	197,769
6.5% 1/17/17		119,000	136,025
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	684,573
Hospitality Properties Trust:
5.625% 3/15/17		292,000	322,337
6.7% 1/15/18		189,000	216,929
7.875% 8/15/14		95,000	101,415
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
5.875% 3/15/16		$ 1,954,000	$ 1,954,000
5.95% 10/15/13		662,000	676,068
6.05% 4/15/15		618,000	621,090
7.125% 2/15/18		265,000	268,313
9% 6/1/17		395,000	429,563
National Retail Properties, Inc. 6.875% 10/15/17		379,000	457,021
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	207,428
Potlatch Corp. 7.5% 11/1/19		189,000	206,010
ProLogis LP 7.625% 7/1/17		297,000	347,865
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	234,114
Senior Housing Properties Trust 6.75% 4/15/20		134,000	152,468
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	102,100
5.25% 1/15/16		189,000	208,140
			11,521,285
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	303,351
6% 4/1/16		189,000	212,705
7.5% 5/15/15		95,000	106,661
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	206,955
Colonial Properties Trust:
6.15% 4/15/13		237,000	239,987
6.25% 6/15/14		302,000	321,587
Colonial Realty LP 6.05% 9/1/16		284,000	316,690
First Industrial LP 5.75% 1/15/16		189,000	199,540
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	1,001,560
7.625% 6/1/15		61,000	61,000
Kennedy-Wilson, Inc. 8.75% 4/1/19 (e)		400,000	424,000
Regency Centers LP 5.875% 6/15/17		114,000	131,802
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	511,813
Ventas Realty LP 4% 4/30/19		141,000	151,452
			4,189,103
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		$ 5,128,606	$ 2,923,305
TOTAL FINANCIALS			19,160,108
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	208,163
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		818,000	869,125
TOTAL HEALTH CARE			1,077,288
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (e)		165,000	169,538
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	420,671
TOTAL NONCONVERTIBLE BONDS			29,058,882
TOTAL CORPORATE BONDS (Cost $30,958,810)			30,926,853
U.S. Treasury Inflation Protected Obligations - 29.3%

U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42		7,933,830	8,680,244
1.75% 1/15/28		10,794,366	13,984,227
2% 1/15/26		11,314,383	14,854,832
2.125% 2/15/40		5,660,446	8,291,729
2.125% 2/15/41		7,982,459	11,771,171
2.375% 1/15/25		11,656,983	15,743,538
2.375% 1/15/27		13,519,131	18,648,985
2.5% 1/15/29		4,404,452	6,282,698
3.625% 4/15/28		6,252,834	9,933,473
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
3.875% 4/15/29		$ 8,937,963	$ 14,808,039
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		5,404,433	5,688,162
0.125% 4/15/17		13,799,862	14,763,404
0.125% 1/15/22		16,301,379	17,697,656
0.125% 7/15/22		16,446,465	17,848,237
0.5% 4/15/15		9,934,385	10,364,803
0.625% 4/15/13		902,880	901,908
0.625% 7/15/21		11,465,244	13,033,576
1.125% 1/15/21		14,566,374	17,115,525
1.25% 4/15/14		6,336,237	6,534,179
1.25% 7/15/20		16,432,209	19,491,658
1.375% 7/15/18		6,477,023	7,536,043
1.375% 1/15/20		9,668,039	11,457,134
1.625% 1/15/15		12,148,421	12,907,690
1.625% 1/15/18		7,102,021	8,233,086
1.875% 7/15/15		18,507,109	20,190,345
1.875% 7/15/19		11,109,959	13,519,888
2% 1/15/14		11,023,068	11,380,006
2% 7/15/14		10,742,734	11,336,601
2% 1/15/16		3,945,116	4,375,938
2.125% 1/15/19		8,166,768	9,916,747
2.375% 1/15/17		8,264,495	9,603,335
2.5% 7/15/16		23,058,450	26,511,845
2.625% 7/15/17		7,001,358	8,388,373
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $360,400,909)			401,795,075
Asset-Backed Securities - 1.1%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		41,453	41,453
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5707% 3/23/19 (e)(f)		257,121	251,310
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		420,475	424,512
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.6003% 1/20/37 (e)(f)		213,821	197,249
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		1,145,097	1,007,686
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.6013% 4/7/52 (e)(f)		695,654	633,045
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		$ 284,000	$ 240,578
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	428,692
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		145,705	145,720
Class B2, 1.66% 12/28/35 (e)(f)		143,193	138,897
Class D, 9% 12/28/35 (e)		518,237	329,184
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.81% 6/28/38 (e)(f)		510,000	509,031
Class D, 9% 6/28/38 (e)		1,140,344	764,030
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	359,023
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6765% 11/28/39 (e)(f)		891,893	26,757
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8597% 9/25/46 (e)(f)		750,000	262,500
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		810,194	293,350
Merit Securities Corp. Series 13 Class M1, 7.8888% 12/28/33 (f)		1,900,000	2,051,533
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9865% 8/28/38 (e)(f)		836,000	777,480
Class C1B, 7.696% 8/28/38 (e)		1,211,876	993,739
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		60,893	17,018
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9628% 2/5/36 (e)(f)		303,228	30
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.81% 9/25/26 (e)(f)		568,000	287,408
Series 2006-1A:
Class A1A, 0.57% 9/25/26 (e)(f)		358,259	326,517
Class A1B, 0.64% 9/25/26 (e)(f)		609,000	519,233
Class A2A, 0.53% 9/25/26 (e)(f)		346,330	338,538
Class C 0.84% 9/25/26 (e)(f)		250,000	201,500
Class F, 1.46% 9/25/26 (e)(f)		426,000	319,926
Class G, 1.66% 9/25/26 (e)(f)		296,000	214,896
Class H, 1.96% 9/25/26 (e)(f)		814,000	570,614
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6315% 11/21/40 (e)(f)		$ 2,250,823	$ 2,025,741
Class F, 2.2615% 11/21/40 (e)(f)		1,500,000	270,000
TOTAL ASSET-BACKED SECURITIES (Cost $16,621,381)			14,967,190
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.389% 6/15/22 (e)(f)		300,714	295,591
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6989% 1/25/19 (e)(f)		30,852	12,796
Class B4, 4.6989% 1/25/19 (e)(f)		61,704	19,475
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6187% 4/25/20 (e)(f)		95,000	107,284
Series 2010-K6 Class B, 5.5327% 12/25/46 (e)(f)		189,000	212,106
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		189,000	198,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $730,173)			845,337
Commercial Mortgage Securities - 2.0%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (i)		1,670,973	1,635,335
Banc of America Commercial Mortgage Trust:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		8,431	8,425
Series 2005-1 Class CJ, 5.3621% 11/10/42 (f)		275,000	289,310
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.509% 11/15/15 (e)(f)		2,490,112	2,484,671
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.209% 3/15/22 (e)(f)		498,000	299,309
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.709% 8/15/17 (e)(f)		210,000	215,775
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6193% 3/11/39 (f)		568,000	567,596
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	334,261
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,390,898
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Claregold Trust Series 2007-2A: - continued
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	$ 285,885
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	164,493
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	155,142
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	65,659
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	206,060
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	878,499
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.339% 12/15/20 (e)(f)		379,000	352,885
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		197,137	198,812
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (e)		850,000	785,598
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (e)		189,000	201,279
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	380,925
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7283% 11/10/46 (e)(f)		580,000	603,166
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	456,169
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4366% 6/10/31 (e)(f)		415,168	425,538
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.662% 12/25/43 (f)(h)		1,156,048	183,637
Series K012 Class X3, 2.3658% 1/25/41 (f)(h)		665,148	96,476
Series K013 Class X3, 2.8847% 1/25/43 (f)(h)		1,124,000	195,849
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,054,111	1,059,592
GCCFC Commercial Mortgage Trust sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		189,000	190,545
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (f)		195,347	216,184
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		194,337	198,151
Series 1999-C3 Class J, 6.974% 8/15/36		516,000	508,084
Series 2000-C1 Class K, 7% 3/15/33		33,919	25,789
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (e)(f)		530,000	533,731
Series 2012-GCJ7:
Class C, 5.906% 5/10/45 (f)		500,000	554,684
Class D, 5.906% 5/10/45 (e)(f)		500,000	486,616
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		500,000	502,850
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(f)		$ 641,000	$ 755,386
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,053,406
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(f)		284,000	299,298
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		172,498	177,455
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0828% 6/15/38 (f)		589,000	567,179
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.583% 6/25/43 (e)(f)		365,500	353,738
Series 2011-1 Class B, 5.583% 6/25/43 (e)(f)		443,000	466,371
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		587,481	484,672
Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	60
Class F, 10.813% 5/15/44 (e)		171,201	17
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		135,763	136,442
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	982,304
Series 1997-RR Class F, 7.4009% 4/30/39 (e)(f)		52,266	48,999
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,100	282,434
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	841,574
Series 2011-C2:
Class D, 5.4944% 6/15/44 (e)(f)		358,000	381,424
Class E, 5.4944% 6/15/44 (e)(f)		454,000	443,579
Class F, 5.4944% 6/15/44 (e)(f)		343,000	284,157
Class XB, 0.5393% 6/15/44 (e)(f)(h)		12,067,221	413,713
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (h)		229,534	229,259
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		213,657	271,858
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	490,162
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.784% 7/15/24 (e)(f)		341,000	272,445
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	387,636
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C12 Class D, 5.4859% 7/15/41 (f)		$ 426,000	$ 430,710
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	664,449
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,685,893)			27,856,605
Common Stocks - 13.1%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp. Class A (a)	7,800	300,846
Household Durables - 0.5%
NVR, Inc. (a)	100	92,000
Standard Pacific Corp. (a)	64,400	473,340
Stanley Martin Communities LLC Class B (a)	6,300	5,584,761
		6,150,101
TOTAL CONSUMER DISCRETIONARY		6,450,947
FINANCIALS - 12.2%
Capital Markets - 0.0%
HFF, Inc.	12,100	180,290
Real Estate Investment Trusts - 12.0%
Acadia Realty Trust (SBI)	200,990	5,040,829
Alexandria Real Estate Equities, Inc.	7,285	504,996
American Campus Communities, Inc.	10,800	498,204
American Residential Properties, Inc. (e)	32,900	674,450
American Tower Corp.	10,800	834,516
AmREIT, Inc.	10,700	183,505
Anworth Mortgage Asset Corp.	63,600	367,608
Apartment Investment & Management Co. Class A	89,300	2,416,458
Associated Estates Realty Corp.	15,500	249,860
AvalonBay Communities, Inc.	23,578	3,196,941
Boston Properties, Inc.	49,415	5,228,601
Camden Property Trust (SBI)	86,335	5,888,910
CapLease, Inc.	152,800	851,096
CBL & Associates Properties, Inc.	268,034	5,685,001
Cedar Shopping Centers, Inc.	198,100	1,045,968
Chesapeake Lodging Trust	140,066	2,924,578
CommonWealth REIT	23,900	378,576
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.	99,160	$ 827,986
Cys Investments, Inc.	39,580	467,440
DCT Industrial Trust, Inc.	270,427	1,755,071
DiamondRock Hospitality Co.	22,882	205,938
Douglas Emmett, Inc.	147,530	3,437,449
DuPont Fabros Technology, Inc.	4,700	113,552
Dynex Capital, Inc.	63,900	603,216
EastGroup Properties, Inc.	4,000	215,240
Education Realty Trust, Inc.	326,124	3,469,959
Equity Lifestyle Properties, Inc.	42,400	2,853,096
Equity One, Inc.	135,226	2,841,098
Equity Residential (SBI)	55,439	3,141,728
Essex Property Trust, Inc.	31,658	4,642,646
Excel Trust, Inc.	72,528	918,930
First Potomac Realty Trust	82,600	1,020,936
General Growth Properties, Inc.	119,641	2,374,874
Glimcher Realty Trust	223,498	2,478,593
Hatteras Financial Corp.	8,300	205,923
HCP, Inc.	116,513	5,264,057
Health Care REIT, Inc.	45,375	2,781,034
Highwoods Properties, Inc. (SBI)	109,073	3,648,492
Home Properties, Inc.	51,100	3,132,941
Host Hotels & Resorts, Inc.	150,403	2,356,815
Kimco Realty Corp.	16,226	313,486
Kite Realty Group Trust	133,033	743,654
Lexington Corporate Properties Trust	193,600	2,023,120
LTC Properties, Inc.	17,400	612,306
MFA Financial, Inc.	351,866	2,853,633
Mid-America Apartment Communities, Inc.	5,100	330,225
Monmouth Real Estate Investment Corp. Class A	15,500	160,580
National Retail Properties, Inc.	6,900	215,280
Newcastle Investment Corp.	109,700	952,196
NorthStar Realty Finance Corp.	29,300	206,272
Prologis, Inc.	300,468	10,964,077
Public Storage	72,258	10,474,520
Retail Properties America, Inc.	66,800	799,596
Select Income (REIT)	10,966	271,628
Senior Housing Properties Trust (SBI)	28,800	680,832
Simon Property Group, Inc.	112,380	17,766,154
SL Green Realty Corp.	75,719	5,803,861
Sovran Self Storage, Inc.	9,900	614,790
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc.	66,450	$ 1,194,107
Summit Hotel Properties, Inc.	29,000	275,500
Sun Communities, Inc.	23,470	936,218
Sunstone Hotel Investors, Inc. (a)	231,082	2,474,888
Terreno Realty Corp.	10,200	157,488
Two Harbors Investment Corp.	17,700	196,116
Ventas, Inc.	220,647	14,280,274
Vornado Realty Trust	35,272	2,824,582
Washington (REIT) (SBI)	14,000	366,100
Weyerhaeuser Co.	12,900	358,878
WP Carey, Inc.	7,900	411,985
		163,989,457
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	70,171	1,396,403
Forest City Enterprises, Inc. Class A (a)	81,713	1,319,665
Kennedy-Wilson Holdings, Inc.	17,300	241,854
		2,957,922
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	30,300	572,670
TOTAL FINANCIALS		167,700,339
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	110,972	2,809,811
Capital Senior Living Corp. (a)	12,600	235,494
Emeritus Corp. (a)	125,105	3,092,596
		6,137,901
TOTAL COMMON STOCKS (Cost $179,310,629)		180,289,187
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	526,224
Excel Trust, Inc. 7.00% (e)	43,800	1,100,840
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. Series I, 6.50%	3,800	$ 217,194
Lexington Corporate Properties Trust Series C, 6.50%	13,700	652,942
		2,497,200
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	26,265	665,818
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
AG Mortgage Investment Trust, Inc. 8.00% (a)	12,379	308,856
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	895,840
Series C, 7.625%	2,324	58,332
Series D, 7.50%	11,671	290,258
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,069,605
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	344,500
Apollo Residential Mortgage, Inc. Series A, 8.00%	6,647	164,779
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	96,862
CapLease, Inc. Series B, 8.375%	40,000	1,047,600
CBL & Associates Properties, Inc. 7.375%	10,347	259,192
Cedar Shopping Centers, Inc.:
8.875%	2,158	54,619
Series B, 7.25%	12,171	297,581
CenterPoint Properties Trust Series D, 5.377%	5,280	2,956,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	107,244
Coresite Realty Corp. Series A, 7.25% (a)	11,776	296,873
Cousins Properties, Inc.:
Series A, 7.75%	15,100	381,728
Series B, 7.50%	8,259	206,640
Cys Investments, Inc. Series A, 7.75%	2,162	53,985
DDR Corp. Series J, 6.50%	6,519	159,455
Duke Realty LP Series L, 6.60%	1,034	25,953
Dynex Capital, Inc. Series A, 8.50%	20,755	531,120
Equity Lifestyle Properties, Inc. Series C, 6.75%	25,000	641,250
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc. Series H, 7.125%	1,900	$ 49,248
Excel Trust, Inc. Series B, 8.125%	24,000	625,200
First Potomac Realty Trust 7.75%	22,008	564,945
Glimcher Realty Trust Series G, 8.125%	6,290	158,319
Hatteras Financial Corp. Series A, 7.625%	5,740	143,328
Hersha Hospitality Trust Series A, 8.00%	3,449	87,260
Hospitality Properties Trust Series C, 7.00%	7,491	188,923
Hudson Pacific Properties, Inc. 8.375%	10,200	265,812
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	162,285
Kite Realty Group Trust 8.25%	900	23,085
LaSalle Hotel Properties Series G, 7.25%	16,540	416,146
LBA Realty Fund II Series B, 7.625% (a)	27,795	535,054
Lexington Realty Trust 7.55%	3,785	94,663
MFA Financial, Inc.:
8.00%	11,262	290,109
Series A, 8.50%	71,600	1,838,688
NorthStar Realty Finance Corp. Series C, 8.875% (a)	10,582	260,317
Parkway Properties, Inc. Series D, 8.00%	5,000	125,050
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	297,965
Series B, 8.00%	7,600	197,524
Pennsylvania (REIT) 7.375%	4,082	103,315
Prologis, Inc.:
Series O, 7.00%	100	2,521
Series Q, 8.54%	3,700	230,325
Saul Centers, Inc.:
8.00%	8,600	221,020
Series B (depositary shares) 9.00%	5,600	145,544
Stag Industrial, Inc. Series A, 9.00%	40,000	1,070,400
Summit Hotel Properties, Inc. Series B, 7.875% (a)	9,827	250,589
Sun Communities, Inc. Series A, 7.125%	15,940	398,003
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	213,366
UMH Properties, Inc. Series A, 8.25%	14,000	361,060
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	368,060
		19,937,227
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75% (a)	7,372	$ 184,300
TOTAL FINANCIALS		20,121,527
TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,787,345
TOTAL PREFERRED STOCKS (Cost $31,867,302)		23,284,545
Floating Rate Loans - 0.9%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL	$ 1,500,000	1,500,000
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/49 (c)	3,000,000	1,515,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (f)	1,132,750	1,084,608
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (f)	285,000	287,138
TOTAL CONSUMER DISCRETIONARY		4,386,746
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/2017	3,000,000	3,082,500
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.71% 9/4/19 (f)	185,150	185,150
CityCenter term loan 8.75% 7/1/13 (f)	2,606,094	2,606,094
EOP Operating LP term loan 5.25% 2/5/13 (f)	500,000	485,350
Equity Inns Reality LLC Tranche A, term loan 9.5% 11/4/13 (f)	1,000,000	900,528
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (f)	50,082	48,329
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Credit-Linked Deposit 4.4643% 10/10/16 (f)	$ 34,201	$ 34,372
term loan 4.461% 10/10/16 (f)	472,817	475,181
		4,735,004
TOTAL FINANCIALS		7,817,504
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (f)	91,500	91,957
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	739,140	692,944
TOTAL FLOATING RATE LOANS (Cost $14,392,540)		12,989,151
Commodity Funds - 22.9%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $377,972,729)	29,830,285	313,814,596
Fixed-Income Funds - 25.1%

Fidelity Floating Rate Central Fund (g) (Cost $332,138,253)	3,278,105	344,135,463
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e) (Cost $570,649)	$ 500,000	25,000
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b) (Cost $17,883,828)	17,883,828	$ 17,883,828
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,389,533,096)		1,368,812,830
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,679,542
NET ASSETS - 100%		$ 1,372,492,372
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,296,210 or 2.6% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,635,335 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 1,618,111
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,330
Fidelity Commodity Strategy Central Fund	149,151
Fidelity Floating Rate Central Fund	4,539,287
Fidelity Securities Lending Cash Central Fund	12
Total	$ 4,695,780
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 332,803,865	$ 2,497,392	$ -	$ 313,814,596	63.0%
Fidelity Floating Rate Central Fund	334,845,337	7,752,453	-	344,135,463	21.9%
Total	$ 667,649,202	$ 10,249,845	$ -	$ 657,950,059
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,116,765	$ 1,532,004	$ -	$ 5,584,761
Financials	190,319,066	184,353,814	2,334,002	3,631,250
Health Care	6,137,901	6,137,901	-	-
Corporate Bonds	30,926,853	-	28,003,548	2,923,305
U.S. Government and Government Agency Obligations	401,795,075	-	401,795,075	-
Asset-Backed Securities	14,967,190	-	9,067,638	5,899,552
Collateralized Mortgage Obligations	845,337	-	845,337	-
Commercial Mortgage Securities	27,856,605	-	21,282,482	6,574,123
Floating Rate Loans	12,989,151	-	5,315,207	7,673,944
Fixed-Income Funds	344,135,463	344,135,463	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	17,883,828	17,883,828	-	-
Commodity Funds	313,814,596	313,814,596	-	-
Total Investments in Securities:	$ 1,368,812,830	$ 867,857,606	$ 468,643,289	$ 32,311,935
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,420,737
Total Realized Gain (Loss)	(12,590,682)
Total Unrealized Gain (Loss)	13,771,401
Cost of Purchases	4,618,349
Proceeds of Sales	(8,223,631)
Amortization/Accretion	11,504
Transfers in to Level 3	553,000
Transfers out of Level 3	(3,248,743)
Ending Balance	$ 32,311,935
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2012	$ 795,846

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,405,894,188. Net unrealized depreciation aggregated $37,081,358, of which $77,985,976 related to appreciated investment securities and $115,067,334 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 12/31/12	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Asset-Backed Securities	$ 516,357	Discounted cash flow	Yield	6.1% - 10%	8.8%
		Expected distribution	Recovery rate	100%	100%
Common Stocks	$ 5,584,761	Adjusted book value	Book value multiple	1.0%	1.0%
Corporate Bonds	$ 2,923,305	Discounted cash flow	Yield	30%	30%
Floating Rate Loans	$ 5,688,594	Discounted cash flow	Yield	8.9% - 9.7%	9.3%

For the unobservable inputs listed in the table above, a significant increase in yields could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates or book value multiples could result in a significant increase to the fair value measurement.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013